Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Ordinary Shares

The Company’s issued and outstanding shares as of December 31, 2025 were as follows:

Name of Shareholder	Type of shares	No. of Shares As of December 31, 2025
LIANKEN ENTERPRISE LIMITED	Class B Ordinary Shares	4,376,625
TIANHUA ENTERPRISE LIMITED	Class B Ordinary Shares	3,723,750
XINGCAN ENTERPRISE LIMITED	Class B Ordinary Shares	2,255,000
WEIBO ENTERPRISE LIMITED	Class B Ordinary Shares	1,394,625
KERUI ENTERPRISE LIMITED	Class B Ordinary Shares	750,000
Public shareholders and employees	Class A Ordinary Shares	6,400,000
Total:		18,900,000